Consolidated Balance Sheets - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash	$ 2,055,948	$ 4,968,915	$ 5,412,495
Accounts receivable, net	4,104,683	4,259,468	2,181,787
Prepaid expenses	382,758	321,035	361,777
Lease merchandise, net	17,806,583	21,415,322	18,570,460
Total current assets	24,349,972	30,964,740	26,526,519
PROPERTY AND EQUIPMENT, net	3,073,049	2,948,164	2,540,514
OTHER ASSETS, net	94,185	95,722	88,591
Total assets	27,517,206	34,008,626	29,155,624
CURRENT LIABILITIES:
Current portion of loan payable under credit agreement to beneficial shareholder net of $449,226 at 2018 and $118,404 at 2017 of unamortized issuance costs	14,402,123	14,094,096
Accounts payable	4,513,971	7,702,145	3,917,747
Accrued payroll and related taxes	365,514	404,346	296,333
Promissory notes	3,500,000
Accrued expenses	767,921	786,095	259,104
Total current liabilities	23,549,529	22,986,682	4,473,184
Loan payable under credit agreement to beneficial shareholder net of $40,839 at June 30, 2018 and $39,468 at Dec 31, 2017 and $631,488 in 2016 of unamortized issuance costs and current portion	1,309,284	4,698,032	10,156,719
Total liabilities	24,858,813	27,684,714	14,629,903
COMMITMENTS (Note 10)
STOCKHOLDERS' EQUITY
Series 1 Convertible Preferred Stock, $0.001 par value- authorized 250,000 shares, issued and outstanding 239,405 and 243,065 shares at $5.00 stated value	1,197,025	1,197,025	1,215,325
Series 2 Convertible Preferred Stock, $0.001 par value- authorized 25,000 shares, issued and outstanding 21,952 shares at $1,000 stated value	21,952,000	21,952,000	21,952,000
Common stock, $0.0001 par value- authorized 15,000,000 shares, issued and outstanding 5,469,501 shares as of 2018 and 5,294,501 as of 2017 and shares 5,287,281 as of 2016	547	529	529
Additional paid in capital	23,041,404	22,445,691	22,298,439
Accumulated deficit	(43,532,583)	(39,271,333)	(30,940,572)
Total stockholders' equity	2,658,393	6,323,912	14,525,721
Total liabilities and stockholder's equity	$ 27,517,206	$ 34,008,626	$ 29,155,624